Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 263,148	$ 1,164,483	$ 64,789